Annual Report - Financial Statements

T. Rowe Price
Tax-Free
Intermediate
Bond Fund

February 28, 2003

T. Rowe Price Tax-Free Intermediate Bond Fund

Financial Highlights

For a share outstanding throughout each period

                    Year
                   Ended
                 2/28/03     2/28/02     2/28/01     2/29/00     2/28/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period          11.20       11.00       10.46       11.13       11.06
Investment activities
  Net investment
  income (loss)     0.45        0.48        0.49        0.48        0.48

  Net realized
  and unrealized
  gain (loss)       0.29        0.20        0.54       (0.63)
                                                                            0.10
  Total from
  investment
  activities        0.74        0.68        1.03       (0.15)       0.58

Distributions

  Net investment
  income           (0.45)      (0.48)      (0.49)      (0.48)      (0.48)

  Net realized
  gain             (0.02)       --          --         (0.04)      (0.03)

  Total
  distributions    (0.47)      (0.48)      (0.49)      (0.52)      (0.51)

NET ASSET VALUE

End of
period        $    11.47  $    11.20  $    11.00  $    10.46  $    11.13
              ----------  ----------  ----------  ----------  ----------

Ratios/Supplemental Data

Total return^       6.80%       6.30%      10.12%      (1.37%)      5.37%

Ratio of total
expenses to
average net
assets              0.56%       0.60%       0.60%       0.63%       0.65%

Ratio of net
investment
income (loss)
to average
net assets          4.01%       4.32%       4.62%       4.46%       4.35%

Portfolio
turnover rate       20.7%       19.7%       17.3%       47.6%       24.3%

Net assets,
end of period
(in thousands)   168,418     136,869     120,583     111,844     121,053


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
                                                         February 28, 2003

Statement of Net Assets                                    Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands

ALABAMA  2.3%

Alabama Federal Highway Fin. Auth.
  5.00%, 3/1/08 (MBIA Insured)                  $    1,000           $    1,117

Decatur Ind. Dev. Board
 British Petroleum
  VRDN (Currently 1.20%) (mis. symbol)               1,100                1,100

Jefferson County Sewer
 Water & Sewer Improvement
  5.50%, 2/1/40 (FGIC Insured)
  (Prerefunded 2/1/11!)                              1,500                1,741

Total Alabama (Cost $3,830)                                               3,958


ARIZONA  2.0%

Arizona School Fac. Board,
  5.50%, 7/1/13                                      1,500                1,713

Arizona Transportation Board,
  5.50%, 7/1/04                                      1,000                1,059

Salt River Agricultural
 Improvement & Power
  6.50%, 1/1/04                                        500                  523

Total Arizona (Cost $3,103)                                               3,295


CALIFORNIA  5.4%

California Dept. of Water Resources,
  5.50%, 5/1/11                                      2,000                2,217

California Pollution Control Fin. Auth., PCR
 British Petroleum
  VRDN (Currently 1.15%)
  (misc. symbol)                                        700                  700

California Public Works Board
  6.00%, 11/1/05 (MBIA Insured)                      1,550                1,696

Los Angeles Unified School Dist., GO
  5.375%, 7/1/17 (MBIA Insured)                      2,500                2,780

San Francisco City & County Redev.
  5.25%, 8/1/14 (FGIC Insured)                       1,500                1,694

Total California (Cost $8,798)                                            9,087


COLORADO  2.0%

Colorado DOT, RAN, 5.75%,
  6/15/07 (AMBAC Insured)                            1,600                1,841

Denver City & County Airport
  6.25%, 11/15/06
  (MBIA Insured) (misc. symbol)                      1,300                1,481

Total Colorado (Cost $3,144)                                              3,322


CONNECTICUT  1.7%

Connecticut, GO, 5.25%,
  6/15/13 (FGIC Insured)                        $    1,850           $    2,065

Univ. of Connecticut, Student Fees & Services
  5.25%, 11/15/16 (FGIC Insured)                       740                  828

  Total Connecticut (Cost $2,649)                                         2,893


DISTRICT OF COLUMBIA  1.5%

Metropolitan Washington D.C. Airports Auth.
  5.50%, 10/1/12
  (FGIC Insured) (misc. symbol)                      1,000                1,114

  5.50%, 10/1/18
  (MBIA Insured) (misc. symbol)                      1,350                1,451

Total District of Columbia (Cost $2,477)                                  2,565


FLORIDA  9.9%

Broward County, GO
  5.25%, 1/1/18                                        720                  779

  5.25%, 1/1/21                                      1,000                1,061

Broward County School Dist.,
  GO, 5.00%, 2/15/06                                 1,000                1,098

Florida Board of Ed., GO
 Lottery
  5.50%, 7/1/13 (FGIC Insured)                       1,200                1,359

 Public Ed.
  5.00%, 6/1/11 (MBIA Insured)                       1,000                1,116

  5.125%, 6/1/13                                     1,500                1,635

  5.25%, 6/1/14                                      1,250                1,393

Florida Dept. of Environmental Protection
  5.25%, 7/1/14 (FGIC Insured)                         750                  845

Florida Dept. of Natural Resources
 Documentary Stamp Tax
  5.50%, 7/1/07 (FSA Insured)                        1,000                1,143

  6.00%, 7/1/05 (MBIA Insured)                       2,000                2,215

Hillsborough County Aviation Auth.
 Tampa Int'l. Airport
  5.25%, 10/1/09
  (MBIA Insured) (misc. symbol)                      1,055                1,167

Jacksonville HFA, Genesis Rehabilitation Hosp.
  VRDN (Currently 1.15%)                               600                  600

Orange County, 5.00%,
  1/1/14 (FGIC Insured)                                750                  827

Reedy Creek Improvement Dist., GO
  5.375%, 6/1/15 (AMBAC Insured)                $    1,250          $    1,386

Total Florida (Cost $15,786)                                            16,624


GEORGIA  3.8%

Cobb-Marietta Water Auth.,
  5.50%, 11/1/14                                       765                  890

Georgia Private Colleges & Univ. Auth.
  Emory Univ., 5.75%, 11/1/14                        3,000                3,448

Municipal Electric Auth. of Georgia
  6.00%, 1/1/06 (AMBAC Insured)                      1,770                1,984

  Total Georgia (Cost $5,725)                                             6,322


HAWAII  1.2%

Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)              1,805                2,075

Total Hawaii (Cost $1,866)                                                2,075


ILLINOIS  7.1%

Chicago, 5.50%, 11/1/18 (AMBAC Insured)              1,500                1,653

Chicago, GO
  5.50%, 1/1/09 (MBIA Insured)                         500                  569

  5.75%, 1/1/05 (AMBAC Insured)                      3,100                3,348

Chicago Park Dist., GO, 5.75%,
  1/1/16 (FGIC Insured)                              1,000                1,128

Illinois, GO
  5.375%, 7/1/13 (MBIA Insured)                      1,250                1,415

  5.50%, 8/1/16 (MBIA Insured)                         750                  842

Metropolitan Pier & Expo Auth.
 McCormick Place Expansion
  5.375%, 12/15/18 (FGIC Insured)                    2,500                2,739

Southwestern Dev. Auth., Shell Oil
  VRDN (Currently 1.20%)+/-                            200                  200

Total Illinois (Cost $11,079)                                            11,894


IOWA  1.5%

Iowa Fin. Auth., Single Family
  VRDN (Currently 1.20%) (misc. symbol)              1,070                1,070

Polk County Iowa, GO, 5.00%, 6/1/10                  1,375                1,542

Total Iowa (Cost $2,574)                                                  2,612


KANSAS  0.9%

Johnson County Union School Dist., GO
  5.00%, 9/1/10 (FGIC Insured)                       1,290                1,451

Total Kansas (Cost $1,346)                                                1,451


MARYLAND  5.1%

Maryland CDA, Single Family, 5.70%, 4/1/06             950                1,029

Montgomery County, GO
  5.25%, 5/1/04                                      3,000                3,147

  5.25%, 10/1/14                                     1,200                1,349

Northeast Maryland Waste Disposal Auth.
Montgomery County Resources Fac.
  6.30%, 7/1/16
  (MBIA Insured) (misc. symbol)                      2,000                2,068

Univ. of Maryland
  Auxiliary Fac. & Tuition, 5.00%, 4/1/09              850                  955

Total Maryland (Cost $8,220)                                              8,548



MASSACHUSETTS  3.4%

Massachusetts
  5.75%, 9/1/14 (Prerefunded 9/1/09!)                2,000                2,364

  5.75%, 6/1/20 (Prerefunded 6/1/10!)                  500                  584

Massachusetts, GO
  6.30%, 11/1/05 (FGIC Insured)
  (Prerefunded 11/1/04!)                             1,250                1,369

Massachusetts Water Pollution Abatement Trust
  Water Resources Auth., 6.00%, 8/1/15               1,200                1,401

Total Massachusetts (Cost $5,067)                                         5,718


MICHIGAN  1.7%

Detroit School Dist., GO
  5.50%, 5/1/18 (FSA Insured)                   $      750           $      834

School Building & Site Improvement
  5.00%, 5/1/08 (FGIC Insured)                         500                  561

Michigan Hosp. Fin. Auth.
  Ascension Health, 5.30%, 11/15/06                  1,200                1,338

Univ. of Michigan, Medical Service Plan
  VRDN (Currently 1.15%)                               200                  200

Total Michigan (Cost $2,723)                                              2,933


MINNESOTA  0.7%

Minneapolis-St. Paul Metro Airport Commission
  5.50%, 1/1/17 (FGIC Insured)                       1,000                1,107

Total Minnesota (Cost $1,025)                                             1,107


MISSISSIPPI  0.7%

  Mississippi, GO, 5.50%, 11/15/04                   1,050                1,127

  Total Mississippi (Cost $1,080)                                         1,127


MISSOURI  0.7%

St. Louis Municipal Fin. Corp. City Justice Center
  5.375%, 2/15/14 (AMBAC Insured)                    1,115                1,250

Total Missouri (Cost $1,188)                                              1,250


NEBRASKA  2.2%

Nebraska Public Power Dist.
  5.00%, 1/1/08 (AMBAC Insured)                      1,355                1,510


Omaha Public Power Dist., 5.50%, 2/1/07              2,000                2,261

Total Nebraska (Cost $3,544)                                              3,771


NEVADA  2.9%

Clark County, GO, 5.50%,
  6/1/16 (FGIC Insured)                              1,200                1,332

Clark County Airport, McCarran Int'l Airport
  VRDN (Currently 1.23%)
  (FGIC Insured)+/-                             $    1,900           $    1,900

Clark County School Dist., GO
  5.25%, 6/15/12 (FGIC Insured)                      1,500                1,699

Total Nevada (Cost $4,800)                                                4,931


NEW JERSEY  1.7%

New Jersey Transportation Trust Fund Auth.
  5.75%, 6/15/11 (Escrowed to Maturity)              2,500                2,942

Total New Jersey (Cost $2,542)                                            2,942


NEW YORK  4.4%

Albany Parking Auth., 5.25%, 10/15/12                  555                  593

Dormitory Auth. of the State of New York
  State Univ. Ed. Fac., 5.25%, 5/15/12               1,000                1,096

Metropolitan Transportation Auth.
  6.25%, 7/1/05 (MBIA Insured)
  (Escrowed to Maturity)                             1,420                1,588

New York City Transitional Fin. Auth.,
  5.25%, 2/1/12                                      2,175                2,440

New York State Thruway Auth.
  5.50%, 3/15/14                                     1,000                1,131

Highway & Bridge
  5.00%, 4/1/20 (AMBAC Insured)                        500                  523

Total New York (Cost $7,082)                                              7,371


NORTH CAROLINA  1.3%

North Carolina Eastern Municipal
  Power Agency, 5.50%, 1/1/12                        1,000                1,078

North Carolina Municipal Power Agency
  Catawba Electric, 5.50%, 1/1/13                    1,000                1,092

Total North Carolina (Cost $2,121)                                        2,170


OHIO  1.1%

Ohio
British Petroleum Oil Exploration
VRDN (Currently 1.15%) (misc.symbol)                 1,400                1,400

British Petroleum North America Production
VRDN (Currently 1.15%) (misc.symbol)            $      400           $      400

Total Ohio (Cost $1,800)                                                  1,800


OKLAHOMA  0.8%

Oklahoma Transportation Auth.
  5.25%, 1/1/16 (AMBAC Insured)                      1,285                1,417

Total Oklahoma (Cost $1,323)                                              1,417


OREGON  2.5%

Oregon DOT, 5.50%, 11/15/14                          1,330                1,525

Portland Sewer Systems, 5.50%,
  6/1/05 (FGIC Insured)                              2,400                2,624

Total Oregon (Cost $3,843)                                                4,149


PENNSYLVANIA  0.5%

Pennsylvania Intergov't. Cooperative Auth.
  5.25%, 6/15/13 (FGIC Insured)                        750                  825

Total Pennsylvania (Cost $780)                                              825


PUERTO RICO  0.9%

Puerto Rico Electric Power Auth.
  5.25%, 7/1/14 (MBIA Insured)                       1,335                1,529

Total Puerto Rico (Cost $1,484)                                           1,529


SOUTH CAROLINA  3.4%

Charleston Water & Sewer, 5.125%, 1/1/13               500                  561

South Carolina, GO, 5.75%, 1/1/08                      995                1,147

South Carolina Public Service Auth.
  5.50%, 1/1/12 (FSA Insured)                        2,500                2,873

South Carolina Transportation Infrastructure Bank
  5.50%, 10/1/12 (AMBAC Insured)                     1,040                1,181

Total South Carolina (Cost $5,478)                                        5,762


TENNESSEE  0.5%

Memphis-Shelby County Airport Auth.
  6.25%, 2/15/11
  (MBIA Insured) (misc. symbol)                 $      700           $      815

Total Tennessee (Cost $722)                                                 815


TEXAS  13.1%

Dallas-Fort Worth Regional Airport
  7.75%, 11/1/03 (FGIC Insured) **                   1,000                1,044

Gulf Coast IDA, Amoco Oil,
  VRDN (Currently 1.20%) (misc. symbol)                400                  400

Gulf Coast Waste Disposal Auth.
  British Petroleum,
  VRDN (Currently 1.20%) (misc. symbol)                600                  600

  ExxonMobil, VRDN
  (Currently 1.15%) (misc. symbol)                     800                  800

Harris County Health Fac. Dev. Corp.
  Texas Childrens Hosp., 5.375%, 10/1/12             1,345                1,452

  Houston, GO, 5.375%, 3/1/12 (FSA Insured)          1,800                2,023

Houston Water & Sewer System
  7.00%, 12/1/03 (AMBAC Insured)                     2,650                2,768

Lower Colorado River Auth.
  5.75%, 5/15/11 (FSA Insured)                       2,000                2,296

  5.875%, 5/15/14 (FSA Insured)                      1,750                2,009

North East Independent School Dist.,
  GO, 6.00%, 2/1/16                                  1,200                1,368

San Antonio, GO
  5.50%, 2/1/19                                      1,000                1,097

 General Improvement, 5.00%, 8/1/10                  1,500                1,681

San Antonio Electric & Gas, 5.00%, 2/1/07              500                  555
San Antonio Water
  6.40%, 5/15/05 (FGIC Insured)                         20                   22

  6.40%, 5/15/05 (FGIC Insured)
  (Prerefunded 5/15/04!)                                 5                    5

Tarrant County Health Fac. Dev. Corp.
 Texas Health Resources
  5.75%, 2/15/10 (MBIA Insured)                      2,500                2,795

Texas Dept. of Housing & Community Affairs
 Single Family Mortgage
  5.75%, 3/1/10 (MBIA Insured)                       1,120                1,204

Total Texas (Cost $20,765)                                               22,119


UTAH  0.7%

Utah Housing Fin. Agency
  Single Family Mortgage,
  6.00%, 7/1/10 (misc. symbol)                       1,065                1,152

Total Utah (Cost $1,065)                                                  1,152


VERMONT  0.2%

Vermont Ed. & Health B Buildings Fin. Agency
 Fletcher Allen Healthcare
  6.15%, 9/1/13 (FGIC Insured)                         350                  365

  Total Vermont (Cost $350)                                                 365


VIRGINIA  9.6%

Arlington County IDA
  Arlington Health Systems, 5.50%, 7/1/13            1,000                1,102

Charles County IDA, IDRB
  Waste Management, 6.25%,
  4/1/12 (misc. symbol)                                250                  263

Chesterfield County IDA
 Bon Secours Health System
  5.70%, 11/15/03                                      250                  257

Leesburg, GO, 5.50%, 1/15/11 (FGIC Insured)          1,145                1,320

Louisa IDA, Virginia Electric & Power,
  3.40%, 3/1/04 (misc. symbol)                         750                  762

Portsmouth, GO, Public Improvement
  5.50%, 6/1/14 (FGIC Insured)                       1,200                1,340

Riverside Regional Jail Auth.
  5.60%, 7/1/06 (MBIA Insured)                         500                  555

  5.60%, 7/1/06 (MBIA Insured)
  (Prerefunded 7/1/05!)                                600                  672

Virginia Beach, GO

  Public Improvement, 5.25%, 3/1/09                  1,500                1,704

Virginia Biotechnology Research Park Auth.
  5.25%, 9/1/12                                      1,705                1,919

Virginia College Building Auth.
  Public Higher Ed., 5.50%, 9/1/14                   2,070                2,333

Virginia Ed. Loan Auth.
  5.80%, 3/1/05
  (Escrowed to Maturity) (misc. symbol)                980                1,064

Virginia Port Auth.,
  5.50%, 7/1/07 (misc. symbol)                  $    1,060           $    1,189

Virginia Transportation Board
  5.125%, 5/15/21                                    1,000                1,029

  5.80%, 5/15/04                                       695                  735

Total Virginia (Cost $15,267)                                            16,244


WASHINGTON  2.2%

Tacoma Electric
  5.90%, 1/1/05 (FGIC Insured)                       1,000                1,058

  6.00%, 1/1/06 (FGIC Insured)                         600                  636

  6.00%, 1/1/06 (FGIC Insured)
  (Prerefunded 1/1/04!)                              1,400                1,486

Washington Health Care Fac. Auth.
  Virginia Mason Medical Center
  6.00%, 8/15/08 (MBIA Insured)                        500                  579

  Total Washington (Cost $3,592)                                          3,759


WEST VIRGINIA  0.4%

Univ. of West Virginia
  Zero Coupon, 4/1/14
  (AMBAC Insured)                                    1,000                  618

Total West Virginia (Cost $526)                                             618


WISCONSIN  1.9%

Milwaukee Metropolitan Sewage Dist., GO
  6.25%, 10/1/05                                     2,200                2,471

Wisconsin HEFA
  Froedert & Community Health
  5.625%, 10/1/11                                      600                  661

Total Wisconsin (Cost $2,898)                                             3,132


WYOMING  0.1%

Sublette County PCR

 ExxonMobil
  VRDN (Currently 1.15%) (misc. symbol)                100                  100

Total Wyoming (Cost $100)                                                   100


Total Investments in Securities
  102.0% of Net Assets (Cost $161,762)                                  171,752


Futures Contracts

                                     Contract       Unrealized
                  Expiration            Value      Gain (Loss)
                  -----------      -----------      -----------
                                         In thousands

Short, 75 five year
U.S. Treasury
contracts, 100,000
of 7.75% Dallas-Fort
Worth Regional Airport
bonds pledged as
initial margin          6/03           (8,528)             (29)

Net payments (receipts)
of variation
margin to date                                               2

Variation margin
receivable
(payable) on
open futures
contracts                                                                   (27)

Other Assets Less
Liabilities                                                              (3,307)


NET ASSETS                                                           $  168,418
                                                                     ----------

Net Assets Consist of:
Undistributed net
investment income
(loss)                                                                       58

Net unrealized
gain (loss)                                                               9,961

Paid-in-capital
applicable to
14,682,275 shares
of 0.01 par
value capital
stock outstanding;
1,000,000,000
shares authorized                                                       158,399

NET ASSETS                                                           $  168,418
                                                                     ----------


NET ASSET VALUE
PER SHARE                                                            $    11.47
                                                                     ----------


(misc. symbol)  Interest subject to alternative minimum tax
            ** All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2003
             !  Used in determining portfolio maturity
         AMBAC  Ambac Assurance Corp.
           CDA  Community Development Administration
           DOT  Department of Transportation
          FGIC  Financial Guaranty Insurance Company
           FSA  Financial Security Assurance Corp.
            GO  General Obligation
          HEFA  Health & Educational Facility Authority
           HFA  Health Facility Authority
           IDA  Industrial Development Authority/Agency
          IDRB  Industrial Development Revenue Bond
          MBIA  MBIA Insurance Corp.
           PCR  Pollution Control Revenue
           RAN  Revenue Anticipation Note
          VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                                 6,911

Expenses
  Investment management                                           561

  Shareholder servicing                                           120

  Custody and accounting                                           98


  Registration                                                     35

  Prospectus and shareholder reports                               13

  Legal and audit                                                  13

  Directors                                                         6

  Proxy and annual meeting                                          2

  Miscellaneous                                                     4

  Total expenses                                                  852

  Expenses paid indirectly                                         (1)

  Net expenses                                                    851

Net investment income (loss)                                    6,060


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

Securities                                                      1,084

Futures                                                          (396)

Net realized gain (loss)                                          688

Change in net unrealized gain (loss)

  Securities                                                    3,334

  Futures                                                         (34)

  Change in net unrealized gain (loss)                          3,300

Net realized and unrealized gain (loss)                         3,988

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   10,048
                                                           ----------


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
In thousands

                                                      Year
                                                     Ended
                                                   2/28/03              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations

  Net investment income (loss)                  $    6,060           $    5,517
                                                ----------           ----------


  Net realized gain (loss)                             688                1,127


  Change in net unrealized gain (loss)               3,300                1,265
  Increase (decrease) in net
  assets from operations                            10,048                7,909

Distributions to shareholders
  Net investment income                             (6,060)              (5,514)

  Net realized gain                                   (284)                --

  Decrease in net assets
  from distributions                                (6,344)              (5,514)

Capital share transactions *
  Shares sold                                       60,253               28,827

  Distributions reinvested                           4,677                3,985

  Shares redeemed                                  (37,085)             (18,921)

  Increase (decrease) in net
  assets from capital
  share transactions                                27,845               13,891


Net Assets
Increase (decrease)
during period                                       31,549               16,286

Beginning of period                                136,869              120,583

End of period                                   $  168,418           $  136,869
                                                ----------           ----------

*Share information
  Shares sold                                        5,337                2,599

  Distributions reinvested                             414                  360

  Shares redeemed                                   (3,285)              (1,708)

  Increase (decrease) in
  shares outstanding                                 2,466                1,251


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
                                                         February 28, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled 1,000 for the year ended February 28, 2003.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates. Other Purchases and sales of portfolio securities, other than short-term securities, aggregated 58,566,000 and 29,955,000, respectively, for the year ended February 28, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended February 28, 2003 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

     Tax-exempt income                                      6,060,000

     Long-term capital gain                                   284,000

     Total distributions                                   $6,344,000
                                                           ----------

--------------------------------------------------------------------------------

     At February 28, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                                9,990,000

     Unrealized depreciation                                 (389,000)

     Net unrealized appreciation (depreciation)             9,601,000

     Undistributed tax-exempt income                           58,000

     Undistributed long-term capital gain                     360,000

     Paid-in capital                                      158,399,000

     Net assets                                          $168,418,000
                                                         ------------


--------------------------------------------------------------------------------

     Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered futures contract transactions; accordingly, 390,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 28, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2002, the fund utilized 2,000 of capital loss carryforwards.

     For the year ended February, 28 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

     Undistributed net investment income                    $  (3,000)

     Undistributed net realized gain                         (307,000)

     Paid-in capital                                          310,000


     At February 28, 2003, the cost of investments for federal income tax purposes was 162,122,000.
--------------------------------------------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first 1 billion of assets to 0.295% for assets in excess of 120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled 47,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled 145,000 for the year ended February 28, 2003, of which 12,000 was payable at period-end.


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2003


T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included:

     o    259,000 from short-term capital gains,

     o 336,000 from long-term capital gains, subject to the 20% rate gains category,

     o    6,046,000 which qualified as exempt-interest dividends.
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


          PLANNING TOOLS AND SERVICES

          T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


          INVESTMENT VEHICLES

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans


          * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at 1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


(T. Rowe Price, Invest With Confidence) (registered trademark)

T. Rowe Price Investment Services, Inc. 100 East Pratt Street Baltimore, MD
21202

         F49-050  2/28/03